PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
At cost:

Buildings	11,089	32,035	5,142
Leasehold improvements	55,855	170,519	27,370
Computer and network equipment	431,311	665,040	106,747
Optical fibers	63,094	64,700	10,385
Office equipment	7,257	7,113	1,142
Motor vehicles	343	1,485	238

	568,949	940,892	151,024
Less: Accumulated depreciation	(201,526)	(296,521)	(47,595)

	367,423	644,371	103,429
Construction-in-progress	86,460	178,336	28,625

	453,883	822,707	132,054

Depreciation expense was RMB19,673, RMB58,873 and RMB92,786 (US$14,893) for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in the following captions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	11,863	41,271	69,883	11,217
Sales and marketing expense	777	966	814	130
General and administrative expense	2,071	2,034	2,691	432
Research and development expense	4,962	14,602	19,398	3,114

	19,673	58,873	92,786	14,893

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Computer and network equipment	80,578	87,272	14,008
Optical fibers	63,094	64,700	10,385

	143,672	151,972	24,393
Less: accumulated depreciation	(15,790)	(33,115)	(5,315)

	127,882	118,857	19,078

Depreciation of computer and network equipment and fiber optic cables under capital leases was RMB3,413, RMB12,094 and RMB15,934 (US$2,558), for the years ended December 31, 2010, 2011 and 2012, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Buildings	—	19,381	3,111
Computer and network equipment	20,000	46,320	7,435